Goodwill	12 Months Ended
Dec. 31, 2011
Goodwill

17 Goodwill

The following table summarizes the activity in the balance of goodwill during the years ended December 31, 2010 and 2011 by reporting units:

	2010
	China VAS & mobile game	Indonesia VAS	Media content	PC game		Total
	$	$	$	$		$
Balance at beginning of year	8,550,715	—	—	3,533,497	(1)	12,084,212
Goodwill recognized from acquisitions	9,189,843	16,848,642	2,360,658	—		28,399,143
Goodwill impairment	—	—	—	—		—

Balance at end of year	17,740,558	16,848,642	2,360,658	3,533,497		40,483,355

	2011
	China VAS & mobile game	Indonesia VAS	Media content	PC game		Total
	$	$	$	$		$
Beginning and ending balance at end of year	17,740,558	16,848,642	2,360,658	3,533,497		40,483,355

(1)	Net of impairment of $2,500,000.

As of December 31, 2011, the Company performed impairment tests on goodwill assigned to each reporting unit in a two-step process. The Company determined the fair value of the reporting units using the income approach based on the discounted expected future cash flows associated with these units. The discounted cash flows for each reporting unit were based on five-year projections using compound annual growth rates of 42%, 26%, 23% and 22% for China VAS & mobile game, Indonesia VAS, PC game and Media content reporting units, respectively (2010: 15%, 47%, 7% and 28% for China VAS & mobile game, Indonesia VAS, PC game and Media content reporting units). Cash flow projections were based on past experience, actual operating results and management’s best estimates about future developments as well as certain market assumptions. Cash flows after the fifth year were estimated using a terminal value calculation, which adopted terminal value growth rates of 5% for China VAS & mobile game, Indonesia VAS and PC game and 1.5% for Media content reporting units (2010: 4% for Indonesia VAS and 3% for China VAS & mobile game, PC game and Media content reporting units). The discount rates used in the valuations reflect a market assessment of the risks specific to each reporting unit and are based on the weighted-average cost of capital for the respective reporting units. The discount rates used were 17.5%, 15.5%, 16.8%, 14.7% for China VAS & mobile game, Indonesia VAS, PC game and Media content reporting units, respectively (2010: 19.0% for China VAS & mobile game, Indonesia VAS and PC game and 18.0% for Media content reporting units). Based on the annual impairment tests as of December 31, 2011, the above reporting units’ fair values are higher than their carrying values and hence management did not recognize any impairment expense.